Payments, by Category - 12 months ended Dec. 31, 2023 - CAD ($)	Total	Veren Inc	Hammerhead Resources ULC
Payments:
Taxes	$ 147,946,012	$ 145,610,000	$ 2,336,012
Royalties	341,835,519	241,950,000	99,885,519
Fees	15,881,916	14,660,000	1,221,916
Bonuses	28,330,000	28,330,000
Total Payments	$ 533,993,447	$ 430,550,000	$ 103,443,447